Convertible Debts - Schedule of Fair Value of the Convertible Debts (Details) - Level 3 [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value of the Convertible Debts [Line Items]
Valuation method	Black-Scholes Model for equity component and Discounted Cash Flow method for debt component
Fair value of convertible debts	$ 9,916,643	$ 10,634,988